Consolidated Statement Of Financial Position - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 6,201	$ 3,025
Receivables		1,578	368
Inventories		678	202
Other financial assets		677	320
Assets held for sale			254
Tax receivable		73
Other assets		83	109
Total current assets		9,290	4,278
Non-current assets
Receivables		845	686
Inventories		11	19
Other financial assets		120	107
Exploration and evaluation assets		807	614
Oil and gas properties	[1]	39,919	18,649
Deferred tax assets		1,959	1,007
Lease assets		1,264	1,080
Investments accounted for using the equity method	[2]	265	2
Goodwill		4,614
Other assets	[2]	227	32
Total non-current assets		50,031	22,196
Total assets	[3]	59,321	26,474	[4]
Current liabilities
Payables		2,094	639
Interest-bearing liabilities		260	277
Other financial liabilities		654	411
Provisions		1,219	605
Tax payable		1,854	413
Lease liabilities		324	191
Other liabilities		203	86
Total current liabilities		6,608	2,622
Non-current liabilities
Interest-bearing liabilities		4,878	5,153
Deferred tax liabilities		2,457	878
Other financial liabilities		67	161
Provisions		5,960	2,219
Tax payable		36
Lease liabilities		1,310	1,176
Other liabilities		878	36
Total non-current liabilities		15,586	9,623
Total liabilities	[3]	22,194	12,245	[4]
Net assets		37,127	14,229
Equity
Issued and fully paid shares		29,001	9,409
Shares reserved for employee share plans		(38)	(30)
Other reserves		4,031	683
Retained earnings		3,342	3,381
Equity attributable to equity holders of the parent		36,336	13,443
Non-controlling interest		791	786
Total equity		$ 37,127	$ 14,229

[1]	Oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.
[2]	Investments accounted for using the equity method, which was previously included within other assets (non-current), is separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.
[3]	Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.
[4]	The 2021 amounts have been restated to reflect the changes in operating segments. Refer to ‘Operating segment information’ in Note A.1 for details. In addition, oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.